Note 9 - Other Disclosures	12 Months Ended
Dec. 31, 2021
Notes To Financial Statements [Abstract]
Disclosure of other disclosures [text block]

9Other disclosures

9.1Defined contribution plans (government-run pension plans)

Sono Motors makes payments under defined contributions plans, related to government-run pension plans. In the financial year 2021, the total expense recognized amounted to kEUR 1,047 (2020: kEUR 491; 2019: kEUR 329).

9.2Government grants

In fiscal year 2021, other operating income includes an amount of kEUR 71 (2020: kEUR 68; 2019: kEUR 15) related to a grant that Sono Motors received from the EU to promote the development of open-source hardware as part of the “OPEN_NEXT” project. There are no unfulfilled conditions or other contingencies attached to these grants. Sono Motors did not benefit from any other forms of government assistance.

The “OPEN_NEXT” grant is divided into pre-financing, interim and a final payment. The pre-financing amounts to kEUR 136 and was received by Sono Motors in two installments paid out in 2019 and 2020, each payment amounting to kEUR 68. The grant has the purpose to reimburse Sono Motors for direct personnel costs, direct costs of subcontracting, other direct costs and indirect costs in relation to the development of open-source hardware in the form of company-community collaborations. The payments are deferred and recognized in profit and loss over a period of 18 months each to match them with the costs that they are intended to reimburse. In 2021, one interim grant payment of kEUR 18 was received and recognized in other operating income. The final payment amount depends on the total cost incurred by Sono Motors and will be received in 2023. Due to its inherent uncertainty, it was not recognized in the Group’s consolidated financial statements.

9.3Remuneration based on shares (share-based payment)

9.3.1Staff members and managers

In the first half of 2018, management of Sono Motors has set up two similar employee participation programs for staff members and selected managers. The employee participation programs are based on virtual shares. The virtual share of each employee is determined based on a point system (staff members) respectively a percentage defined in the employment contract (manager). The program provides remuneration in form of the right to participate in Sono Motors’ exit proceeds. The remuneration for managers is subject to the fulfillment of specific vesting conditions. In both programs, which have no time limit regarding the ‘exit-event’, the right to receive a remuneration based on the exit proceeds is achieved if 95 % of the shares of Sono Motors are sold and transferred to a new owner or all material assets of Sono Motors (particularly patents) are sold to a third party. Both employee participation programs are accounted for as cash-settled share-based transactions. However, no expense and liability has been recognized because an ‘exit-event’ and consequently a payment was not probable as of December 31, 2020.

In December 2020, Management has offered all participants of the existing employee participation program as well as five additional staff members (one active and four former staff members) to transfer or join the new employee participation program (Conversion Stock Option Program or CSOP), which is equity-settled. Therefore, all participants were asked to leave the current employee participation program by signing a cancellation agreement and to join the new program. As of December 31, 2020, 88 employees, including all management-level employees, have signed the CSOP. All participants of the employee participants program for managers have been transferred to the CSOP by December 31, 2020. Consequently, the employee participants program for managers was obsolete as of December 31, 2020.

The table below shows the current status of the number of employees as of December 31, 2021:

	Cash-settled	Equity-settled
	program	program
Staff members	1	85
Managers	—	3
	1	88

In November 2021, Sono Group successfully completed an IPO and is now listed on the Nasdaq Stock Market.

No expense and liability have been recognized for the one participant remaining in the cash-settled program because management does not consider an IPO an ‘exit-event’ in accordance with the cash-settled employee participation program and consequently does not consider a payment to the remaining participant probable as of December 31, 2021.

Management has determined that an IPO would constitute an ‘exit-event’ according to the CSOP.

For all staff members as well as one manager in the CSOP, all granted share options are fully vested as of December 31, 2021 (also fully vested as of December 31, 2020). They become exercisable one year after an ‘exit-event’. All unexercised share options expire four years after an ‘exit-event’. The weighted average remaining contractual life for the CSOP as of December 31, 2021 is 3.9 years.

Two managers in the CSOP have a vesting period of 36 months (service condition) for their granted share options, beginning at a contractually set date. If the employment of the managers with Sono Motors GmbH, Munich, Germany, ends during the vesting period, a pro rata exercisability of the share options might be granted, depending on contractually agreed good or bad leaver scenarios. After the vesting period all granted share options become exercisable. Other than that, there are no vesting conditions.

Sono N.V. initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with each participant. Sono N.V. recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received. If Sono N.V. and the participant did not agree on service conditions (86 participants) and the participant is unconditionally entitled to the share options, Sono N.V. presumes, that the services have been received on grant date and recognizes the services received in full, with a corresponding increase in equity. If Sono N.V. and the participant did agree on service conditions (two participants), Sono N.V. accounts for the services as they are rendered by the participant during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at grant date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2021
Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	1,898
Increase in equity (kEUR)	1,898

December 31, 2020
Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	32,160
Increase in equity (kEUR)	32,160

The following table illustrates the number of, and movements in, share options during the year:

2021
January 1, 2021	1,805,100
Granted	—
Forfeited	—
December 31, 2021	1,805,100

2020
January 1, 2020	—
Granted	1,805,100
Forfeited	—
December 31, 2020	1,805,100

The exercise price of all share options will be EUR 0.06.

The fair value of the share options for the equity-settled share-based transactions is measured using Black-Scholes Model and the following inputs:

Input factor
Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

The expected life of the share options is based on current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility was based on an evaluation of historical volatilities of comparable listed peer group companies. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

As of December 31, 2020, the full fair value of the options for the participants, who did not agree on service conditions (86 participants) for the new Conversion Stock Option Program, was recognized as a personnel expense as the program for these participants is fully vested. For the participants, who did agree on service conditions (two participants), Sono N.V. recognized the proportionate fair value as a personnel expense as the program for these participants is not yet fully vested.

9.3.2Supervisory Board

In November 2021, Sono Group established a supervisory board. As of December 31, 2021, the supervisory board consists of five members. The members receive share-based payment based on awarded restricted stock units (“RSU”), as part of their remuneration. RSU is the right to receive, in cash, in assets, in the form of plan shares valued at fair market value (“FMV”), or a combination, the FMV of one share on the exercise date. FMV is the closing price of a Sono share on the relevant date on the principal stock exchange where Sono shares have been admitted for trading. The RSU agreements were signed on November 25, 2021, by four members of the supervisory board and on February 22, 2022, by one member of the supervisory board. The RSU are vested in four equal installments on each relevant anniversary of November 19, 2021, with the fourth installment vesting on the earlier of (a) the fourth anniversary of November 21, 2021 (b) the annual general meeting of the Sono N.V. to be held in 2025 (exercise dates). The RSUs expire on the tenth anniversary of November 19, 2021. The measurement date for the four members was November 25, 2021 and for one member December 31, 2021. There are no contractual performance obligations. Vested tranches of RSUs may be exercised at the option of Sono Group in cash or in the form of ordinary shares. The weighted average remaining contractual life as of December 31, 2021 is 9.9 years.

Sono Group considers the RSU a transaction in which the terms of the arrangement provide Sono Group with a choice of settlement. Management determined that Sono Group does not have an obligation to settle in cash and therefore accounts for the transactions with the requirements applying to equity-settled share-based payment transactions.

Sono N.V. initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with member of the supervisory board. Sono N.V. recognizes the fair value of the services as expenses and a corresponding increase in equity when as the services are rendered by the members of the supervisory board during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2021
Number of options granted	86,411
Weighted average fair value at measurement date (EUR)	14.74
Expense of the period (kEUR)	83
Increase in equity (kEUR)	83

For 2021 Sono N.V. recognized the proportionate fair value as other general and administrative expense.

The following table illustrates the number of, and movements in, share options during the year:

2021
January 1, 2021	—
Granted	86,411
Forfeited	—
December 31, 2021	86,411

The exercise price of all share options will be EUR 0.00.

9.4Earnings per share

Basic earnings per share is calculated by dividing earnings attributable to Sono N.V. shareholders by the weighted average number of ordinary and high voting shares outstanding during the reporting period. The high voting shares entitle the shareholders to additional voting rights, but not to higher dividend rights. There are currently no factors resulting in a dilution of earnings per share. As a result, basic earnings per share equals diluted earnings per share.

Earnings per share

	2021	2020	2019
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(1.07)	(0.97)	(0.18)
	(1.07)	(0.97)	(0.18)

The capital increase and the IPO have resulted in an increase in the number of shares in the reporting year. Moreover, the weighted number of shares was adjusted retroactively in accordance with IAS 33.28 to reflect the issue of bonus shares in 2021. The adjusted weighted number of shares increased to 59,836,824 in the reporting year (2020: 57,684,220; 2019: 56,860,720). Due to the adjustment, reported earnings per share for 2020 have increased from EUR -1.66 to EUR -0.97 (2019: from EUR -0.30 to EUR -0.18).

The options granted under IFRS 2 have not been included in the determination of earnings per share. Details relating to these options are set out in note 9.3 Remuneration based on shares (share-based payment).

9.5Related parties

Related parties of Sono Group include the following persons as well as their close family members:

●	C-level Management
●	Supervisory Board members

Further, related parties of Sono Group also include the following entities:

●	Sono Motors Management UG
●	Sono Motors Investment UG

Sono N.V. is not controlled by any other entity, but controls Sono Motors GmbH as of December 31, 2021.

The below table displays the compensation of key management personnel:

	2021	2020	2019
	kEUR	kEUR	kEUR
Short-term employee benefits	1,317	558	589
Share-based payments*	1,898	5,829	—
Total compensation	3,215	6,387	589
*	thereof kEUR 2,577 for key management personnel leaving in 2019

Some of the key management personnel do participate in the employee participation program. For details on this program, please refer to note 4.11 Share-based payment and 9.3 Remuneration based on shares (share-based payment).

The table below displays loans and advance payments received from key management personnel and other related parties:

	2021	2020	2019
	kEUR	kEUR	kEUR
Loans from key management personnel (subordinated crowdfunding loan II)	2	2	—
Loans from other related parties	—	199	191
	2	201	191
Advance payments received from key management personnel*	47	52	—
Total	49	253	191
*	for which 9 Sono points have been granted

For the terms and conditions of the subordinated crowdfunding loan II, we refer to note 7.10.2 Other noncurrent financial liabilities.

The main shareholders of Sono N.V. have significant influence over Sono Motors Investment UG, Munich. Therefore, Sono Motors Investment UG is considered a related party. Sono Motors has received a loan amounting to kEUR 185 from Sono Motors Investment UG in 2019. The loan was due December 31, 2020, interest-paying at arm’s length (4 % p.a.) and unsecured. As of December 31, 2020, the loan had not been repaid as of the balance sheet date. Instead, it was paid back on January 5, 2021.

9.6Reconciliation of changes in liabilities arising from financing activities

The statement of cash flows presents information on the cash flow from operating, financing and investing activities. In fiscal year 2021 and previous years, non-cash financing and investing activities include the acquisition of right-of-use assets (see note 7.3 Right-of-use assets). The table below presents a reconciliation of liabilities arising from financing activities.

	Jan. 1,	Cash	Non-cash changes			Dec. 31,
	2021	flows	EIR method	Additions	Other	2021
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	12,765	(2,187)	30	—	(6,859)	3,749
Lease liabilities	1,958	(378)	—	1,496	—	3,076
	14,723	(2,565)	30	1,496	(6,859)	6,825
*	including current and noncurrent financial liabilities

			Non-cash changes
	Jan. 1,	Cash	EIR			Dec. 31,
	2020	flows	method	Additions	Other	2020
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Financial liabilities*
Loans and participation rights	6,250	8,330	482	(650)	(1,648)	12,765
Lease liabilities	2,228	(282)	—	12	—	1,958
	8,478	8,049	482	(638)	(1,648)	14,723
*	including current and noncurrent financial liabilities

			Non-cash changes
	Jan. 1,	Cash	EIR			Dec. 31,
	2019	flows	method	Additions	Other	2019
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Financial liabilities*
Loans and participation rights	2,067	3,710	192	—	281	6,250
Lease liabilities	—	(92)	—	2,320	—	2,228
	2,067	3,618	192	2,320	281	8,478

The column “EIR method” includes both interest paid and non-cash interest expenses.

In the reporting year, other non-cash changes include the transfer of the mandatory convertible notes to equity and the fair-value changes of the mandatory convertible notes. In fiscal year 2020, other non-cash changes include a transfer from debt to equity (kEUR -1,648) in connection with a settlement agreement with a capital provider. For further details, we refer to note 7.10.1 Financial liabilities overview.

9.7Subsequent events

9.7.1Production of Sion

Sono Group intends to outsource the Sion’s production to Valmet Automotive in Uusikaupunki, Finland. As of the the issuance date of the consolidated financial statements our arrangement with Valmet Automotive is of a preliminary and basic nature and various aspects of our commercial and legal relationship with Valmet Automotive, as well as details of the production of the Sion, will have to be clarified and stipulated in a finalized principal contractual framework with Valmet Automotive in advance of the production of our vehicles.

The change to Valmet Automotive and the development of new production lines leads to a new estimated date for start of production. Accordingly Sono Motors currently projects that it will deliver its first Sion in the second half of 2023. Sono Motors expects to produce and deliver the first Sion in late 2023. The Valmet Automotive facilities in Uusikaupunki allow for the production of a low four-digit volume in 2023, which is expected to be followed by a steady ramp-up over the coming months. The financial impact on the consolidated financial statements resulting from the change to Valmet Automotive cannot be reliably estimated yet.

9.7.2New employees share-based payment program

Sono Group plans to introduce a new, equity settled ESOP in the second quarter of 2022. The program will be offered to all regular employees except the top management.

The vesting period will go back to 2021. Starting with the second quarter of 2022, management expects the ESOP to have a material impact on the consolidated financial statements of Sono Group. In these consolidated financial statements, no impact of the new ESOP has been considered as the program was not communicated to employees until the second quarter of 2022. The financial impact of the program on the consolidated financial statements cannot be reliably estimated yet.

There may be a new program for the management in the future, but these considerations are at a very early stage.

Approval of these consolidated financial statements

Munich, March 19, 2022

Sono Group N.V.
represented by the Management of Sono Group N.V.

Laurin Hahn	Jona Christians	Torsten Kiedel

Thomas Hausch	Markus Volmer